Securitizations and Variable Interest Entities (Tables)	12 Months Ended
Mar. 31, 2024
Securitizations and Variable Interest Entities [Abstract]
Fair value of retained interests

	Billions of yen
	March 31, 2023
	Level 1	Level 2	Level 3	Total	Investment grade	Other
Government, agency and municipal securities	¥—	¥161	¥—	¥161	¥161	¥—
Bank and corporate debt securities	—	—	—	—	—	—
CMBS and RMBS	—	—	7	7	2	5

Total	¥—	¥161	¥7	¥168	¥163	¥5

	Billions of yen
	March 31, 2024
	Level 1	Level 2	Level 3	Total	Investment grade	Other
Government, agency and municipal securities	¥—	¥152	¥—	¥152	¥152	¥—
Bank and corporate debt securities	—	—	—	—	—	—
CMBS and RMBS	—	—	8	8	2	6

Total	¥—	¥152	¥8	¥160	¥154	¥6

Type and carrying value of financial assets

	Billions of yen
	March 31
	2023	2024
Assets
Trading assets
Japanese government securities	¥1	¥1
Loans for trading purposes	25	69
Loans receivable	328	539

Total	¥354	¥609

Liabilities
Long-term borrowings	¥354	¥609

Classification of consolidated VIEs' assets and liabilities

	Billions of yen
	March 31
	2023	2024
Consolidated VIE assets
Cash and cash equivalents	¥23	¥73
Trading assets
Equities	491	539
Debt securities	491	613
CMBS and RMBS	27	94
Derivatives	0	1
Private equity and debt investments	35	49
Office buildings, land, equipment and facilities	49	15
Other	78	84

Total	¥1,194	¥1,468

Consolidated VIE liabilities
Trading liabilities
Derivatives	0	0
Borrowings
Short-term borrowings	94	220
Long-term borrowings	793	886
Other	5	6

Total	¥892	¥1,112

Carrying amount of assets and liabilities of unconsolidated VIEs

	Billions of yen
	March 31, 2023
	Carrying amount of variable interests		Maximum exposure to loss to unconsolidated VIEs
	Assets	Liabilities
Trading assets and liabilities
Equities	¥18	¥—	¥18
Debt securities	64	—	64
CMBS and RMBS	3,376	—	3,376
Investment trust funds and other	164	—	164
Private equity and debt investments	21	—	21
Loans	936	—	936
Other	3	—	3
Commitments to extend credit and other guarantees	—	—	196

Total	¥4,582	¥—	¥4,778

	Billions of yen
	March 31, 2024
	Carrying amount of variable interests		Maximum exposure to loss to unconsolidated VIEs
	Assets	Liabilities
Trading assets and liabilities
Equities	¥26	¥—	¥26
Debt securities	83	—	83
CMBS and RMBS	2,996	—	2,996
Investment trust funds and other	147	—	147
Private equity and debt investments	23	—	23
Loans	1,512	—	1,512
Other	22	—	22
Commitments to extend credit and other guarantees	—	—	224

Total	¥4,809	¥—	¥5,033